Interests in Joint operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Interests in Joint operations [Line Items]
PP and E	$ 666,879	$ 614,047	$ 614,665
Total Assets	973,975	895,741	960,266
Total Liabilities	(858,390)	(957,686)
Revenue.	$ 1,049,579	$ 688,543	$ 393,692
Llanos 34 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	45.00%	45.00%	45.00%
PP and E	$ 295,639	$ 260,589	$ 212,914
Other Assets	2,284	1,866	2,834
Total Assets	297,923	262,455	215,748
Total Liabilities	(2,104)	(5,573)	(6,829)
Net Assets/ (Liabilities)	295,819	256,882	208,919
Revenue.	721,326	486,779	273,077
Operating profit (loss)	$ 402,425	$ 341,473	$ 203,386
Llanos 32 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	12.50%	12.50%	12.50%
PP and E	$ 2,324	$ 2,730	$ 1,484
Other Assets	0	0	0
Total Assets	2,324	2,730	1,484
Total Liabilities	(371)	(197)	(273)
Net Assets/ (Liabilities)	1,953	2,533	1,211
Revenue.	9,791	7,690	5,885
Operating profit (loss)	$ 7,066	$ 5,378	$ 4,248
Llanos 86 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 970	$ 408	$ 137
Other Assets	0	0	0
Total Assets	970	408	137
Total Liabilities	0	0
Net Assets/ (Liabilities)	970	408	137
Revenue.	0	0	0
Operating profit (loss)	$ (60)	$ (60)	$ 0
Llanos 87 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 15,038	$ 1,220	$ 333
Other Assets	0	0	0
Total Assets	15,038	1,220	333
Total Liabilities	(41)	0
Net Assets/ (Liabilities)	14,997	1,220	333
Revenue.	0	0	0
Operating profit (loss)	$ (390)	$ (60)	$ 0
Llanos 94 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 576	$ 1,489	$ 42
Other Assets	0	0	0
Total Assets	576	1,489	42
Total Liabilities	(233)	(270)	(68)
Net Assets/ (Liabilities)	343	1,219	(26)
Revenue.	0	0	0
Operating profit (loss)	$ (5,632)	$ (171)	$ 0
Llanos 104 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 1,001	$ 434	$ 145
Other Assets	0	0	0
Total Assets	1,001	434	145
Total Liabilities	0	0
Net Assets/ (Liabilities)	1,001	434	145
Revenue.	0	0	0
Operating profit (loss)	$ (60)	$ (60)	$ 0
Llanos 123 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 1,172	$ 907	$ 248
Other Assets	0	0	0
Total Assets	1,172	907	248
Total Liabilities	0	0
Net Assets/ (Liabilities)	1,172	907	248
Revenue.	0	0	0
Operating profit (loss)	$ (60)	$ (60)	$ 0
Llanos 124 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 1,207	$ 841	$ 240
Other Assets	0	0	0
Total Assets	1,207	841	240
Total Liabilities	0	0
Net Assets/ (Liabilities)	1,207	841	240
Revenue.	0	0	0
Operating profit (loss)	$ (60)	$ (60)	$ 0
CPO-5 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	30.00%	30.00%	30.00%
PP and E	$ 199,748	$ 210,154	$ 218,298
Other Assets	0	0	0
Total Assets	199,748	210,154	218,298
Total Liabilities	(344)	(929)	(455)
Net Assets/ (Liabilities)	199,404	209,225	217,843
Revenue.	184,160	88,479	29,552
Operating profit (loss)	$ 69,422	$ 55,131	$ 14,398
CPO-4-1 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 102
Other Assets	0
Total Assets	102
Total Liabilities	0
Net Assets/ (Liabilities)	102
Revenue.	0
Operating profit (loss)	$ 0
Mecaya Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 3,908	$ 3,837	$ 1,301
Other Assets	0	0	0
Total Assets	3,908	3,837	1,301
Total Liabilities	(17)	(84)	(128)
Net Assets/ (Liabilities)	3,891	3,753	1,173
Revenue.	0	0	0
Operating profit (loss)	$ (62)	$ 0	$ 0
PUT-8 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 7,927	$ 7,070	$ 2,334
Other Assets	0	0	0
Total Assets	7,927	7,070	2,334
Total Liabilities	0	0
Net Assets/ (Liabilities)	7,927	7,070	2,334
Revenue.	0	0	0
Operating profit (loss)	$ (61)	$ 0	$ 0
PUT-9 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 4,420	$ 4,342	$ 924
Other Assets	0	0	0
Total Assets	4,420	4,342	924
Total Liabilities	0	0
Net Assets/ (Liabilities)	4,420	4,342	924
Revenue.	0	0	0
Operating profit (loss)	$ (62)	$ 0	$ 0
PUT-12 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			60.00%
PP and E			$ 610
Other Assets			0
Total Assets			610
Net Assets/ (Liabilities)			610
Revenue.			0
Operating profit (loss)			$ 0
PUT-36 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 2,931	$ 2,870	$ 31
Other Assets	0	0	0
Total Assets	2,931	2,870	31
Total Liabilities	0	0
Net Assets/ (Liabilities)	2,931	2,870	31
Revenue.	0	0	0
Operating profit (loss)	$ (60)	$ 0	$ 0
Tacacho Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 3,629	$ 3,591
Other Assets	0	0	0
Total Assets		3,629	3,591
Total Liabilities	0	0
Net Assets/ (Liabilities)		3,629	3,591
Revenue.	0	0	0
Operating profit (loss)	$ (3,699)	$ 0	$ 0
Terecay Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 226	$ 173
Other Assets	0	0	0
Total Assets		226	173
Total Liabilities	0	0
Net Assets/ (Liabilities)		226	173
Revenue.	0	0	0
Operating profit (loss)	$ (300)	$ 0	$ 0
Flamenco Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	0	0	0
Total Assets		0
Total Liabilities	(1,314)	(2,082)	(1,577)
Net Assets/ (Liabilities)	(1,314)	(2,082)	(1,577)
Revenue.	0	0	0
Operating profit (loss)	$ (261)	$ (137)	$ (7,532)
Campanario Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	0	0	0
Total Assets		0
Total Liabilities	(422)	(551)	(372)
Net Assets/ (Liabilities)	(422)	(551)	(372)
Revenue.	0	0	0
Operating profit (loss)	$ (115)	$ (106)	$ (16,913)
Isla Norte Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	60.00%	60.00%	60.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	0	0	0
Total Assets		0
Total Liabilities	(160)	(138)	(132)
Net Assets/ (Liabilities)	(160)	(138)	(132)
Revenue.	0	0	0
Operating profit (loss)	$ (131)	$ (122)	$ (9,418)
Manati field [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	10.00%	10.00%	10.00%
PP and E	$ 5,665	$ 6,851	$ 13,280
Other Assets	18,537	18,269	15,557
Total Assets	24,202	25,120	28,837
Total Liabilities	(12,602)	(13,657)	(11,515)
Net Assets/ (Liabilities)	11,600	11,463	17,322
Revenue.	19,873	20,109	12,286
Operating profit (loss)	$ 11,240	$ 9,899	$ 3,339
RECT128 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			70.00%
PP and E			$ 0
Other Assets			1,152
Total Assets			1,152
Total Liabilities			(52)
Net Assets/ (Liabilities)			1,100
Revenue.			497
Operating profit (loss)			$ (72)
POT T 785 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	70.00%	70.00%	70.00%
PP and E	$ 168	$ 157	$ 79
Other Assets	0	0	0
Total Assets	168	157	79
Total Liabilities	0	0
Net Assets/ (Liabilities)	168	157	79
Revenue.	0	0	0
Operating profit (loss)	$ 0	$ 0	$ 0
CN-V Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	0	149	107
Total Assets		149	107
Total Liabilities	(14)	(528)	(164)
Net Assets/ (Liabilities)	(14)	(379)	(57)
Revenue.	0	0	0
Operating profit (loss)	$ (131)	$ (839)	$ (289)
Los Parlamentos Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	0	0	0
Total Assets		0
Total Liabilities	(93)	0
Net Assets/ (Liabilities)	(93)	0
Revenue.	0	0	0
Operating profit (loss)	$ (176)	$ (285)	$ (244)
Puelen Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%	18.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	10	12	20
Total Assets	10	12	20
Total Liabilities	(105)	(18)	(106)
Net Assets/ (Liabilities)	(95)	(6)	(86)
Revenue.	0	0	0
Operating profit (loss)	$ (69)	$ (55)	$ (156)
Sierra del Nevado Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%	18.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	1	1	7
Total Assets	1	1	7
Total Liabilities	(4)	(5)	(6)
Net Assets/ (Liabilities)	(3)	(4)	1
Revenue.	0	0	0
Operating profit (loss)	$ (8)	$ (10)	$ (13)
Morona [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			75.00%
PP and E			$ 3,651
Other Assets			607
Total Assets			4,258
Total Liabilities			(6,622)
Net Assets/ (Liabilities)			(2,364)
Revenue.			0
Operating profit (loss)			$ (36,980)
Espejo [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 10,727	$ 1,132	$ 409
Other Assets	593	78	29
Total Assets	11,320	1,210	438
Total Liabilities	(5,406)	(610)	(131)
Net Assets/ (Liabilities)	5,914	600	307
Revenue.	0	0	0
Operating profit (loss)	$ (5,151)	$ (589)	$ (464)
Perico [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 15,195	$ 4,658	$ 397
Other Assets	8,506	1,449	52
Total Assets	23,701	6,107	449
Total Liabilities	(5,315)	(4,535)	(229)
Net Assets/ (Liabilities)	18,386	1,572	220
Revenue.	10,671	0	0
Operating profit (loss)	$ 4,533	$ (669)	$ (543)